CLINE, WILLIAMS, WRIGHT
                              JOHNSON & OLDFATHER
                           1900 First Bank Building
                               Lincoln, NE  68508
                                 (402) 474-6900


May 28, 1997

First Omaha Funds, Inc.
One First National Center
Omaha, NE 68102-1596

Re:  Registration of Securities Pursuant to Rule 24f-2
     First Omaha Funds, Inc.
     1933 Act Reg. No. 33-85982
     1940 Act Reg. No. 811-8846

Ladies and Gentlemen:

     Our opinion has been requested in connection with the registration of shares of First Omaha Funds, Inc. (the "Fund"), pursuant to Rule 24f-2 under the Investment Company Act of 1940. We have conducted such legal and factual inquires as we have deemed necessary under the circumstances, including, but not limited to, a review of the above-referenced registration statement and amendments thereto, a review of the audited financial statements of the Fund as of, and for the fiscal year ended, March 31, 1997 and a review of the Notice to be filed on behalf of the Fund pursuant to Rule 24f-2 (the "Notice"). Based upon such inquiries, it is our opinion that all shares of Common Stock sold by the Fund during the fiscal year ended March 31, 1997 were legally issued, fully paid and nonassessable.

     We consent to the filing of this opinion in connection with the Notice to be filed with the Securities and Exchange Commission pursuant to Rule 24f-2.

                              Very truly yours,


                              /s/ DONALD F. BURT
                              ------------------
                              DONALD F. BURT
                              For the Firm

DFB/mk





                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.



 1.   Name and address of issuer:

      First Omaha Funds, Inc., One First National Center, Omaha, NE 68102-1596



 2.   Name of each series or class of funds for which this notice is filed:

      First Omaha Small Cap Value Fund
      First Omaha Equity Fund
      First Omaha Balanced Fund
      First Omaha Fixed Income Fund
      First Omaha Short/Intermediate Fixed Income Fund
      First Omaha U.S. Government Obligations Fund



 3.   Investment Company Act File Number:  811-8846

      Securities Act File Number:     33-85982



 4.   Last day of fiscal year for which this notice is filed:

      March 31, 1997



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                    (_)



 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):





 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None



 9.   Number and aggregate sale price of securities sold during the fiscal year:

      399,177,555 shares; $467,355,163



 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      399,177,555 shares; $467,355,163



 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      2,581,289 shares; $27,728,043



 12.  Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2 (from
           Item 10):                                           $467,355,163
                                                                -----------
      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11, if
           applicable):                                        + 27,728,043
                                                                -----------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                        -416,648,667
                                                                -----------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a reduction
           to filing fees pursuant to rule 24e-2 (if
           applicable):                                        +          0
                                                                -----------
     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on rule
           24f-2 [line (i), plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                      78,434,539
                                                                -----------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                   x     1/3300
                                                                -----------
    (vii)  Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                         $  23,768.04
                                                                 ==========

 INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                    (x)

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: May 27, 1997




                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)<F1>     /s/Richard P. Snyder
                                      --------------------------
                                      Richard P. Snyder,
                                      Vice President and Treasurer
                                      --------------------------

     Date  May 28, 1997
           -----------------

 <F1> Please print the name and title of the signing officer below the signature.